Contingent liabilities and commitments (Details)		1 Months Ended		12 Months Ended
	Nov. 04, 2018 ILS (₪)	Jul. 27, 2017 ILS (₪)	Jul. 23, 2017 ILS (₪)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	May 25, 2022 ILS (₪)	Nov. 08, 2021 ILS (₪)	Aug. 02, 2021 ILS (₪)	Sep. 08, 2020 ILS (₪)	Feb. 24, 2016 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Claim alleges in damages						₪ 2,500,000	₪ 57,000,000	₪ 100,000,000	₪ 57,000,000	$ 3,000,000
Amount Of Non Financial Damages								₪ 378,000,000
maximum annual bonus to be paid				₪ 2,400,000	$ 690,800
Value of use vehicle shall not exceed				400,000	115,100,000
Exceed value of use vehicle				400,000
Amount of car benefits				300,000
Monthly service fees				108,300,000	31,200
Minimum average operating profit before bonuses				₪ 40,000,000	$ 11,500,000
Desccription of achieving or exceeding the Minimum Average Operating Profit before Bonuses				Company's achieving or exceeding the Minimum Average Operating Profit before Bonuses, the Chairman/ CEO shall be entitled to receive a bonus in the following manneras: (i) a Bonus of 2.5% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 10 million (USD 2.9 million) and up to and including NIS 15 million (USD 4.3 million); (ii) a Bonus of 3% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 15 million and up to and including NIS 25 million (USD 7.2 million); (iii) a Bonus of 4.15% of Average Operating Profit Before Bonuses for the amount exceeding NIS 25 million and up to and including NIS 40 million (USD 11.5 million); (iv) a Bonus of 5% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 40 million and up to and including NIS 55 million (USD 15.8 million); and (v) a Bonus of 5.5% of the Average Operating Profit Before Bonuses for any amount exceeding above NIS 55 million.	Company's achieving or exceeding the Minimum Average Operating Profit before Bonuses, the Chairman/ CEO shall be entitled to receive a bonus in the following manneras: (i) a Bonus of 2.5% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 10 million (USD 2.9 million) and up to and including NIS 15 million (USD 4.3 million); (ii) a Bonus of 3% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 15 million and up to and including NIS 25 million (USD 7.2 million); (iii) a Bonus of 4.15% of Average Operating Profit Before Bonuses for the amount exceeding NIS 25 million and up to and including NIS 40 million (USD 11.5 million); (iv) a Bonus of 5% of the Average Operating Profit Before Bonuses for the amount exceeding above NIS 40 million and up to and including NIS 55 million (USD 15.8 million); and (v) a Bonus of 5.5% of the Average Operating Profit Before Bonuses for any amount exceeding above NIS 55 million.
Amount of charge for a deficit				₪ 1,750,000
Gregory Gurtovoy and against five (former) Company directors and senior office holder [Member] | Lawsuit [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits	₪ 4,183,208,000
Mr. Iram Graiver [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claiming payment of social rights and compensation			₪ 2,377,305,000
Repayment of funds		₪ 1,694,325,000